Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 22,390	$ 344	₨ 25,213	₨ 25,366
Income tax included in Other comprehensive income on:
Unrealized gains/ (losses) on investment securities	(644)		594	42
Gains/(losses) on cash flow hedging derivatives	(1,448)		962	(260)
Defined benefit plan actuarial gains/(losses)	255		43	(224)
Total income taxes	₨ 20,553		₨ 26,812	₨ 24,924